Environmental Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Environmental Remediation Obligations [Abstract]
Schedule of Environmental Liability Rollforward
The table below is a roll forward of our total environmental reserves, continuing and discontinued, from December 31, 2015 to December 31, 2018.

(in Millions)	Operating and Discontinued Sites Total
Total environmental reserves, net of recoveries at December 31, 2015	$334.3
2016
Provision	80.8
Spending, net of recoveries	(52.1)
Foreign currency translation adjustments	(2.6)
Net Change	$26.1
Total environmental reserves, net of recoveries at December 31, 2016	$360.4

2017
Provision	105.6
Spending, net of recoveries	(63.3)
Acquisitions (1)	2.6
Foreign currency translation adjustments	6.5
Net Change	$51.4
Total environmental reserves, net of recoveries at December 31, 2017	$411.8

2018
Provision	178.2
Spending, net of recoveries	(65.7)
Foreign currency translation adjustments	(2.8)
Net Change	$109.7
Total environmental reserves, net of recoveries at December 31, 2018	$521.5
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(1)
See Note 4 for more details. Amount relates to environmental obligations at certain sites of the acquired DuPont Crop Protection Business.

Schedule of Environmental Recoveries
The table below is a roll forward of our total recorded recoveries from December 31, 2016 to December 31, 2018:

(in Millions)	December 31, 2016	Increase (Decrease) in Recoveries	Cash Received	December 31, 2017	Increase (Decrease) in Recoveries	Cash Received	December 31, 2018
Environmental liabilities, continuing and discontinued	$11.4	$2.5	$—	$13.9	$(5.5)	$(0.5)	$7.9
Other assets (1)	27.2	15.9	(10.8)	32.3	2.6	(4.4)	30.5
Total	$38.6	$18.4	$(10.8)	$46.2	$(2.9)	$(4.9)	$38.4
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(1)
The amounts are included within “Prepaid and other current assets" and "Other assets including long-term receivables, net" on the consolidated balance sheets. See Note 21 for more details. Increase in recoveries in 2017 includes $2.6 million related to indemnification for the acquired environmental liability from the DuPont Crop Protection Business Acquisition that existed prior to the closing of the transaction.

Environmental Reserves Classification, Continuing and Discontinued
The table below provides detail of current and long-term environmental reserves, continuing and discontinued.

	December 31,
(in Millions)	2018	2017
Environmental reserves, current, net of recoveries (1)	$63.0	$71.6
Environmental reserves, long-term continuing and discontinued, net of recoveries (2)	458.5	340.2
Total environmental reserves, net of recoveries	$521.5	$411.8
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(1)	These amounts are included within “Accrued and other liabilities” on the consolidated balance sheets.

(2)	These amounts are included in "Environmental liabilities, continuing and discontinued" on the consolidated balance sheets.

Schedule of Net Environmental Provision by Operating and Discontinued Sites
Our net environmental provisions relate to costs for the continued remediation of both operating sites and for certain discontinued manufacturing operations from previous years. The net provisions are comprised as follows:

	Year Ended December 31,
(in Millions)	2018	2017	2016
Continuing operations (1)	$21.7	$16.2	$36.6
Discontinued operations (2)	153.9	76.1	36.9
Net environmental provision	$175.6	$92.3	$73.5
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(1)
Recorded as a component of “Restructuring and other charges (income)” on our consolidated statements of income. See Note 8. Environmental obligations for continuing operations primarily represent obligations at shut down or abandoned facilities within businesses that do not meet the criteria for presentation as discontinued operations.

(2)
Recorded as a component of “Discontinued operations, net of income taxes" on our consolidated statements of income (loss). See Note 10.

Schedule of Net Environmental Provision Balance Sheet Classification
On our consolidated balance sheets, the net environmental provisions affect assets and liabilities as follows:

	Year Ended December 31,
(in Millions)	2018	2017	2016
Environmental reserves (1)	$178.2	$105.6	$80.8
Other assets (2)	(2.6)	(13.3)	(7.3)
Net environmental provision	$175.6	$92.3	$73.5
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(1)	See above roll forward of our total environmental reserves as presented on our consolidated balance sheets.
(2)
Represents certain environmental recoveries.  See Note 21 for details of "Other assets including long-term receivables, net" as presented on our consolidated balance sheets.